Fair Value Measurements (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust	$ 234,150,965	$ 233,232,730
Quoted Prices in Active Markets (Level 1) | Cash equivalents - money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust	$ 234,150,965	233,232,730
Recurring basis | Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust		233,232,730
Recurring basis | Quoted Prices in Active Markets (Level 1) | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust		0
Recurring basis | Quoted Prices in Active Markets (Level 1) | Cash equivalents - money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust		233,232,730
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust		0
Recurring basis | Significant Other Observable Inputs (Level 2) | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust		0
Recurring basis | Significant Other Observable Inputs (Level 2) | Cash equivalents - money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust		0
Recurring basis | Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust		0
Recurring basis | Significant Other Unobservable Inputs (Level 3) | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust		0
Recurring basis | Significant Other Unobservable Inputs (Level 3) | Cash equivalents - money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust		$ 0